Commitments and contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rental and lease expense incurred	$ 120	$ 124	$ 109
Standard product warranty description	three years of coverage; an obligation to repair, replace or refund; and a maximum payment obligation tied to the price paid for our products
Standard product warranty coverage (in years)	3 years
Operating Leases
2014	96
2015	81
2016	60
2017	44
2018	32
Thereafter	100
Purchase Commitments
2014	102
2015	46
2016	31
2017	24
2018	8
Thereafter	22
Discontinued operation - indemnification obligation potential exposure	200
Capitalized Software Licenses
Capitalized Software Licenses
2014	44
2015	43
2016	26
2017	0
2018	0
Thereafter	$ 0